VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

CONSOLIDATED VARIABLE INTEREST ENTITIES
Enbridge Canadian Renewable LP (ECRLP)
To facilitate the sale on August 1, 2018 of the Renewable Assets (Note 8), we and our subsidiaries transferred our Canadian renewable assets to a newly formed partnership, ECRLP. Subsequently, a 49% interest in ECRLP was sold to CPPIB. ECRLP is a VIE as its limited partners do not have substantive kick-out rights or participating rights. Because we have the power to direct the activities of ECRLP, we are exposed to potential losses, and we have the right to receive benefits from ECRLP, we are considered the primary beneficiary.

Enbridge Energy Partners, L.P.
EEP is a Delaware limited partnership and is considered a VIE as its limited partners do not have substantive kick-out rights or participating rights. Through our wholly-owned subsidiary, Enbridge Energy Company, Inc. (EECI), we have the power to direct EEP’s activities and have a significant impact on EEP’s economic performance. Along with an economic interest held through an indirect common interest and general partner interest through EECI, and through our 100% ownership of EECI, we are the primary beneficiary of EEP. As at December 31, 2017, our economic interest in EEP was 34.6% and the public owned the remaining interests in EEP. As at December 31, 2018, subsequent to the Sponsored Vehicles buy-in (Note 20), our interest in EEP was 100%.

Enbridge Income Fund
The Fund is an unincorporated open-ended trust established by a trust indenture under the laws of the Province of Alberta and is considered a VIE by virtue of its capital structure. We are the primary beneficiary of the Fund through our 100% direct common interest in the Fund. We also serve in the capacity of Manager of the Fund and Affiliates. As at December 31, 2017, our combined economic interest and direct common interest in the Fund were 82.5% and 29.4%, respectively. As at December 31, 2018, subsequent to the Sponsored Vehicles buy-in (Note 20), our interest in the Fund was 100%.

Enbridge Commercial Trust (ECT)
We have the ability to appoint the majority of the trustees to ECT’s Board of Trustees, resulting in a lack of decision making ability for the holders of the common trust units of ECT. As a result, ECT is considered to be a VIE and although we do not have a common equity interest in ECT, we are considered to be the primary beneficiary of ECT. We also serve in the capacity of Manager of ECT, as part of the Fund and Affiliates.

Enbridge Income Partners LP (EIPLP)
EIPLP, formed in 2002, is involved in the generation, transportation and storage of energy through interests in its Liquids Pipelines business, including the Canadian Mainline, the Regional Oil Sands System, a 50.0% interest in the Alliance Pipeline, which transports natural gas, and its renewable and alternative power generation facilities. EIPLP is a partnership between a direct wholly-owned subsidiary of Enbridge and ECT. EIPLP is considered a VIE as its limited partners lack substantive kick-out rights and participating rights. Through a majority ownership of EIPLP’s General Partner, 100% ownership of Enbridge Management Services Inc. (a service provider for EIPLP), and a direct common interest in EIPLP, we have the power to direct the activities that most significantly impact EIPLP’s economic performance and have the obligation to absorb losses and the right to receive residual returns that are potentially significant to EIPLP, making us the primary beneficiary of EIPLP. As at December 31, 2017, our economic interest and direct common interest in EIPLP were 73.5% and 53.1%, respectively. As at December 31, 2018, subsequent to the Sponsored Vehicles buy-in (Note 20), our interest in EIPLP was 100%.

Green Power and Transmission
Through various subsidiaries, we have a majority ownership interest in Magic Valley, Wildcat, Keechi Wind Project (Keechi), New Creek and Chapman Ranch wind facilities. These wind facilities are considered VIEs due to the members’ lack of substantive kick-out rights and participating rights. We are the primary beneficiary of these VIEs by virtue of our voting rights, our power to direct the activities that most significantly impact the economic performance of the wind facilities, and our obligation to absorb losses.

Enbridge Holdings (DakTex) L.L.C.
Enbridge Holdings (DakTex) L.L.C. (DakTex) is owned 75% by a wholly-owned subsidiary of Enbridge and 25% by EEP, through which we have an effective 27.6% interest in the equity investment, Bakken Pipeline System (Note 13). EEP is the primary beneficiary because it has the power to direct DakTex’s activities that most significantly impact its economic performance. We consolidate EEP and by extension also consolidate DakTex.

Spectra Energy Partners, LP
SEP is a natural gas and crude oil infrastructure master limited partnership and is considered a VIE as its limited partners do not have substantive kick-out rights or participating rights. We are the primary beneficiary of SEP because we have the power to direct SEP’s activities that most significantly impact its economic performance. We acquired a 75% ownership in SEP through the Merger Transaction in 2017. As at December 31, 2018, subsequent to the Sponsored Vehicles buy-in (Note 20), our interest in SEP was 100%.

Valley Crossing Pipeline, LLC
Valley Crossing Pipeline, LLC (Valley Crossing), a wholly-owned subsidiary of Enbridge, has constructed a natural gas pipeline to transport natural gas within Texas. The pipeline was placed into service in October 2018. Following the completion of the pipeline construction and beginning of the long term transportation services agreement, Valley Crossing was concluded to have sufficient equity at risk to finance its activities without additional subordinated financial support and thus is no longer a VIE after October 2018.

Other Limited Partnerships
By virtue of a lack of substantive kick-out rights and participating rights, substantially all limited partnerships wholly-owned by us and/or our subsidiaries are considered VIEs. As these entities are 100% owned and directed by us with no third parties having the ability to direct any of the significant activities, we are considered the primary beneficiary.

The following table includes assets to be used to settle liabilities of our consolidated VIEs and liabilities of our consolidated VIEs for which creditors do not have recourse to our general credit as the primary beneficiary. These assets and liabilities are included in the Consolidated Statements of Financial Position.

December 31,	2018	2017
(millions of Canadian dollars)
Assets
Cash and cash equivalents	506	368
Restricted cash	27	—
Accounts receivable and other	2,073	2,132
Accounts receivable from affiliates	5	3
Inventory	244	220
	2,855	2,723
Property, plant and equipment, net	72,737	68,685
Long-term investments	6,481	6,258
Restricted long-term investments	244	206
Deferred amounts and other assets	3,156	2,921
Intangible assets, net	317	296
Goodwill	29	29
Deferred income taxes	131	145
	85,950	81,263
Liabilities
Short-term borrowings	275	485
Accounts payable and other	2,925	2,859
Accounts payable to affiliates	4	131
Interest payable	303	312
Environmental liabilities	22	35
Current portion of long-term debt	1,034	2,129
	4,563	5,951
Long-term debt	29,577	31,469
Other long-term liabilities	5,074	4,301
Deferred income taxes	6,911	3,010
	46,125	44,731
Net assets before noncontrolling interests	39,825	36,532

We do not have an obligation to provide financial support to any of the consolidated VIEs.

UNCONSOLIDATED VARIABLE INTEREST ENTITIES
We currently hold several equity investments in limited partnerships that are assessed to be VIEs due to limited partners not having substantive kick-out rights or participating rights. We have determined that we do not have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance. Specifically, the power to direct the activities of a majority of these VIEs is shared amongst the partners. Each partner has representatives that make up an executive committee who makes significant decisions for the VIE and none of the partners may make major decisions unilaterally.

The carrying amount of our interest in VIEs that are unconsolidated and our estimated maximum exposure to loss as at December 31, 2018 and 2017 is presented below.

	Carrying Amount of Investment	Enbridge’s Maximum Exposure to
December 31, 2018	in VIE	Loss
(millions of Canadian dollars)
Aux Sable Liquid Products L.P.[1]	311	375
Eolien Maritime France SAS[2]	68	784
Enbridge Renewable Infrastructure Investments S.a.r.l.[3,9]	127	3,250
Illinois Extension Pipeline Company, L.L.C.[4]	724	724
Nexus Gas Transmission, LLC[5]	1,757	2,668
PennEast Pipeline Company, LLC[6]	97	385
Rampion Offshore Wind Limited[7]	638	648
Vector Pipeline L.P.[8]	198	301
Other[4]	27	27
	3,947	9,162

	Carrying Amount of Investment	Enbridge’s Maximum Exposure to
December 31, 2017	in VIE	Loss
(millions of Canadian dollars)
Aux Sable Liquid Products L.P.	300	361
Eolien Maritime France SAS	69	754
Hohe See Offshore Wind Project[9]	763	2,484
Illinois Extension Pipeline Company, L.L.C.	686	686
Nexus Gas Transmission, LLC	834	1,678
PennEast Pipeline Company, LLC	69	345
Rampion Offshore Wind Limited	555	679
Sabal Trail Transmissions, LLC	2,355	2,529
Vector Pipeline L.P.	169	278
Other	21	21
	5,821	9,815

1	At December 31, 2018, the maximum exposure to loss includes a guarantee by us for our respective share of the VIE’s borrowing on a bank credit facility.

2
At December 31, 2018, the maximum exposure to loss includes the portion of our parental guarantee that has been committed in project construction contracts in which we would be liable for in the event of default by the VIE and an outstanding affiliate loan receivable for $202 million held by us.

3
At December 31, 2018, the maximum exposure to loss includes the portion of our parental guarantee that has been committed in project construction contracts in which we would be liable for in the event of default by the VIE.

4	At December 31, 2018, the maximum exposure to loss is limited to our equity investment as these companies are in operation and self-sustaining.

5	At December 31, 2018, the maximum exposure to loss includes the remaining expected contributions to the joint venture and parental guarantees for our portion of capacity lease agreements.

6	At December 31, 2018 the maximum exposure to loss includes the remaining expected contributions to the joint venture.

7
At December 31, 2018, the maximum exposure to loss includes the portion of our parental guarantee that has been committed in project contracts in which we would be liable for in the event of default by the VIE.

8	At December 31, 2018 the maximum exposure to loss includes the carrying value of an outstanding affiliate loan receivable for $102 million held by us.

9	As at December 31, 2018, the carrying amount of investment and maximum exposure to loss related to Hohe See Offshore Wind Project are included in the amounts shown for ERII.

We do not have an obligation to and did not provide any additional financial support to the VIEs during the years ended December 31, 2018 and 2017.

Enbridge Renewable Infrastructure Investments S.a.r.l. (ERII)
To facilitate the sale on August 1, 2018 of the Renewable Assets (Note 8), we transferred our interest in the Hohe See Offshore wind facilities and its subsequent expansion to a newly formed entity, ERII. Subsequently, a 49% interest in ERII was sold to CPPIB. ERII is a VIE due to insufficient equity at risk to finance its activities. We are not the primary beneficiary of ERII since the power to direct the activities of ERII that most significantly impacts its economic performance is shared. We account for ERII by using the equity method as we retain significant influence through a 51% voting interest in substantive decisions.

Sabal Trail Transmission, LLC
SEP owns a 50% interest in Sabal Trail, a joint venture that operates a pipeline originating in Alabama that transports natural gas to Florida and has been classified as a variable interest entity.

On April 30, 2018, Sabal Trail issued US$500 million in aggregate principal amount of 4.25% senior notes due in 2028, US$600 million in aggregate principal amount of 4.68% senior notes due in 2038 and US$400 million in aggregate principal amount of 4.83% senior notes due in 2048. Sabal Trail distributed net proceeds from the offering to the members as a partial reimbursement of construction and development costs incurred by the members. The net distribution made to SEP was US$744 million and was used to pay down indebtedness and is included within Distributions from equity investments in excess of cumulative earnings on the Consolidated Statements of Cash Flows for the year ended December 31, 2018. These events triggered reconsideration and as a result, it was concluded that Sabal Trail was no longer a VIE as of June 30, 2018 due to sufficient equity at risk to finance its activities.